Reserves for Losses (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in the Card Member loans reserve for losses
Balance, January 1	$ 1,261	$ 1,471	$ 1,874
Card Member loans provisions	1,138	1,115	1,030
Card Member loans net write-offs - principal	(1,023)	(1,141)	(1,280)
Card Member loans net write-offs - interest and fees	(164)	(150)	(157)
Card Member loans - other	(11)	(34)	4
Balance, December 31	$ 1,201	$ 1,261	$ 1,471